UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6660

Name of Fund: MuniYield Quality Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniYield Quality Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.5%         $ 2,100     Alaska State International Airports Revenue Bonds, Series B, 5.75% due 10/01/2019 (a)   $   2,363
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 0.6%          2,345     Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds, RIB, Series
                                  511X, 8.41% due 7/01/2014 (a)(i)                                                            2,819
-----------------------------------------------------------------------------------------------------------------------------------
California - 21.9%      1,250     Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                  Refunding Bonds, Subordinate Lien, Series A, 4.738%** due 10/01/2023 (a)                      932
                        4,150     Alameda Corridor Transportation Authority, California, Revenue Refunding Bonds,
                                  Subordinated Lien, Series A, 5.525%** due 10/01/2025 (a)                                    3,086
                                  California State Department of Water Resources, Power Supply Revenue Bonds, Series A:
                        1,400         5.375% due 5/01/2021                                                                    1,515
                        1,000         5.375% due 5/01/2022 (g)                                                                1,105
                                  California State, GO, Refunding:
                        5,700         5.25% due 9/01/2026                                                                     6,082
                        6,000         5.25% due 2/01/2030 (b)                                                                 6,433
                        7,700         5.25% due 2/01/2030 (g)                                                                 8,256
                        2,850     California State, GO, Refunding, ROLS, Series II-R-272, 8.026% due 2/01/2033 (i)(j)         3,187
                                  California State, Various Purpose, GO:
                        3,300         5.50% due 4/01/2028                                                                     3,636
                        2,500         5.25% due 11/01/2029                                                                    2,653
                        3,200         5.50% due 11/01/2033                                                                    3,492
                        3,525     Gilroy, California, Unified School District, GO, 5% due 8/01/2027 (d)                       3,710

Portfolio Abbreviations

To simplify the listings of MuniYield Quality Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax-Exempt Receipts
EDA            Economic Development Authority
GO             General Obligation Bonds
HDA            Housing Development Authority
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDB            Industrial Development Board
PCR            Pollution Control Revenue Bonds
RIB            Residual Interest Bonds
ROLS           Reset Option Long Securities
S/F            Single-Family

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Bonds:
                      $ 5,000         RIB, Series RR II R 285X, 8.543% due 6/01/2043 (b)(i)                               $   6,220
                        7,080         RIB, Series RR II R 287X, 8.796% due 6/01/2038 (i)(k)                                   8,927
                        4,050         Series B, 5.60% due 6/01/2010 (h)                                                       4,477
                        4,600         Series B, 5.50% due 6/01/2013 (b)(h)                                                    5,161
                        1,870         Series B, 5.625% due 6/01/2013 (b)(h)                                                   2,114
                        4,000     Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Refunding Bonds, Series A, 5% due 6/01/2035 (d)                                     4,196
                        7,300     Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (g)        7,705
                        2,000     Mount Diablo, California, Unified School District, GO (Election of 2002), 5%
                                  due 7/01/2027 (d)                                                                           2,104
                        2,000     Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                  Redevelopment Project), 5.125% due 6/15/2033 (a)                                            2,097
                       13,000     San Francisco, California, City and County, COP (San Bruno Jail No. 3), 5.25%
                                  due 10/01/2033 (a)                                                                         13,856
                        1,950     Tamalpais, California, Union High School District, GO (Election of 2001), 5%
                                  due 8/01/2028 (f)                                                                           2,051
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 6.3%                   Colorado Health Facilities Authority Revenue Bonds, Series A:
                        1,650         (Catholic Health Initiatives), 5.50% due 3/01/2032 (c)                                  1,821
                        1,600         (Covenant Retirement Communities Inc.), 5.50% due 12/01/2027 (j)                        1,713
                        1,000         (Covenant Retirement Communities Inc.), 5.50% due 12/01/2033 (j)                        1,067
                                  Colorado Housing and Finance Authority, Revenue Refunding Bonds, AMT:
                        1,385         (S/F Program), Series B-2, 6.80% due 2/01/2031 (g)                                      1,467
                          945         Series C-2, 7.05% due 4/01/2031 (e)(g)                                                    968
                        1,400         Series C-2, 7.25% due 10/01/2031 (a)                                                    1,435
                          410         Series E-2, 7% due 2/01/2030 (g)                                                          430
                        6,405     Denver, Colorado, City and County, COP, Series B, 5.75% due 12/01/2010 (a)(h)               7,225
                        9,000     E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue Refunding
                                  Bonds, Series B, 5.485%** due 9/01/2029 (g)                                                 2,515
                       12,800     Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation Revenue
                                  Bonds, Senior Convertible, Series C, 5.416%** due 6/15/2025 (f)                            10,710
-----------------------------------------------------------------------------------------------------------------------------------
District of             2,500     District of Columbia, Revenue Refunding Bonds (Catholic University of America
Columbia - 0.6%                   Project), 5.625% due 10/01/2029 (a)                                                         2,718
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.7%        $ 2,240     Beacon Tradeport Community Development District, Florida, Special Assessment Revenue
                                  Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (j)                $   2,434
                        5,200     Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%
                                  due 1/01/2032 (d)                                                                           5,500
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.8%          2,800     Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (f)                   3,010
                        4,785     Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                  Corporation-Scherer), Series A, 6.80% due 1/01/2011                                         5,492
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Hawaii - 0.5%           2,000     Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (f)                                        2,199
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 24.2%        5,000     Chicago, Illinois, Board of Education, GO, RIB, Series 467, 8.91%
                                  due 12/01/2027 (a)(i)                                                                       5,819
                                  Chicago, Illinois, Capital Appreciation, GO, Project and Refunding, Series A (g):
                        1,000         5.376%** due 1/01/2029                                                                    829
                        1,000         5.387%** due 1/01/2030                                                                    826
                                  Chicago, Illinois, GO (Lakefront Millennium Parking Facilities) (g):
                        5,000         5.125% due 1/01/2028                                                                    5,193
                        2,500         5.372%** due 1/01/2029                                                                  2,629
                                  Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                                  Series B-2:
                        3,400         5.75% due 1/01/2023 (f)                                                                 3,760
                        4,000         5.75% due 1/01/2024 (f)                                                                 4,430
                        3,300         6% due 1/01/2029 (b)                                                                    3,715
                                  Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds, AMT:
                        2,665         3rd Lien, Series A-2, 5.75% due 1/01/2021 (f)                                           2,953
                        6,835         DRIVERS, Series 250, 8.824% due 1/01/2021 (g)(i)                                        8,089
                        2,500         DRIVERS, Series 844Z, 8.048% due 7/01/2010 (g)(i)                                       2,847
                        6,250         RIB, Series 994X, 8.11% due 1/01/2032 (g)(i)                                            6,874
                        6,200     Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2026 (a)          6,853
                        2,130     Illinois Development Finance Authority Revenue Bonds (Presbyterian Home Lake Project),
                                  Series B, 6.25% due 9/01/2017 (f)                                                           2,238
                                  Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds (a):
                       29,325         5.215%** due 6/15/2030                                                                 24,612
                        5,500         5% due 6/15/2032                                                                        5,732
                       10,000     Illinois State, GO, First Series, 5.50% due 8/01/2018 (f)                                  10,878
                        3,750     Illinois Student Assistance Commission, Student Loan Revenue Refunding Bonds, AMT,
                                  Sub-Series CC, 6.875% due 3/01/2015                                                         3,757

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                  Refunding Bonds (McCormick Place Expansion Project):
                      $ 7,000         5.50% due 12/15/2024 (d)                                                            $   7,609
                        3,500         Series B, 5.75% due 6/15/2023 (g)                                                       3,950
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 2.2%          7,500     Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                  due 6/01/2029 (d)                                                                           8,070
                        2,000     Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds (Waterworks
                                  Project), Series A, 5.25% due 7/01/2033 (g)                                                 2,141
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 5.4%        8,500     Louisiana Local Government, Environmental Facilities, Community Development Authority
                                  Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30%
                                  due 7/01/2030 (a)                                                                           9,250
                        4,675     Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                  Appreciation Bonds, Series B, 5.31%** due 12/01/2027 (a)                                    1,464
                                  New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                  Sub-Series A (a):
                        6,800         5.25% due 7/15/2028                                                                     7,274
                        5,000         5% due 7/15/2033                                                                        5,196
                        1,900     Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue
                                  Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)                  2,065
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 7.8%              Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                  Senior Series A:
                        1,800         5% due 7/01/2032                                                                        1,874
                        2,000         5% due 7/01/2035                                                                        2,061
                                  Massachusetts Bay, Massachusetts, Transportation Authority, General Transportation
                                  System Revenue Refunding Bonds, Series A (g):
                        3,730         7% due 3/01/2011                                                                        4,383
                        3,550         7% due 3/01/2014                                                                        4,323
                        3,445     Massachusetts State, HFA, Housing Revenue Bonds, DRIVERS, AMT, Series 982, 7.832%
                                  due 1/01/2011 (f)(i)                                                                        3,599
                        6,005     Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C, 5.60%
                                  due 1/01/2045 (f)                                                                           6,355
                        1,915     Massachusetts State Port Authority, Special Facilities Revenue Bonds, DRIVERS, AMT,
                                  Series 501, 8.32% due 7/01/2009 (a)(i)                                                      2,136
                        7,830     Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                  Series A, 5% due 8/15/2030 (f)                                                              8,306

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 2,400     Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                  due 1/01/2014 (d)(h)                                                                    $   2,652
                          800     Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                  Series B, 5.125% due 8/01/2027 (g)                                                            844
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.3%         7,625     Detroit, Michigan, City School District, GO, Series A, 5.50% due 5/01/2012 (f)(h)           8,504
                        1,750     Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5% due 7/01/2034 (g)        1,828
                        3,040     Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                  Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                          3,186
                                  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                  Edison Company Project), AMT (b):
                        1,700         Series A, 5.50% due 6/01/2030                                                           1,830
                        3,300         Series C, 5.65% due 9/01/2029                                                           3,532
                        5,800         Series C, 5.45% due 12/15/2032                                                          6,162
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%         2,300     Washington County, Nebraska, Wastewater Facilities Revenue Bonds (Cargill Inc.
                                  Project), AMT, 5.90% due 11/01/2027                                                         2,515
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 4.3%           4,100     Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project), Series A,
                                  5.50% due 9/01/2033 (j)                                                                     4,372
                                  Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds (d):
                        2,000         Series A-2, 5% due 7/01/2030                                                            2,088
                        4,100         Series A-2, 5% due 7/01/2036                                                            4,267
                        3,000         Series B, 5.25% due 7/01/2034                                                           3,154
                        5,710     Washoe County, Nevada, School District, GO, 5.875% due 12/01/2009 (f)(h)                    6,324
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 3.5%   10,000     New Hampshire Health and Education Facilities Authority Revenue Bonds
                                  (Dartmouth-Hitchcock Obligation Group, 5.50% due 8/01/2027 (f)                             11,050
                        5,000     New Hampshire State Business Finance Authority, PCR, Refunding (Public Service
                                  Company), AMT, Series D, 6% due 5/01/2021 (g)                                               5,422
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 2.8%                 New Jersey EDA, Cigarette Tax Revenue Bonds:
                          910         5.75% due 6/15/2029                                                                       975
                        1,385         5.50% due 6/15/2031                                                                     1,452
                        2,750     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                  due 7/01/2031 (g)                                                                           2,977
                                  New Jersey EDA, Revenue Bonds, ROLS (i)(l)(m):
                        3,575         Series II-R-309-1, 8.543% due 6/15/2024                                                 4,187
                        3,000         Series II-R-309-2, 8.543% due 6/15/2031                                                 3,545
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 6.9%                   New York City, New York, GO:
                      $ 6,920         RIB, Series 394, 9.134% due 8/01/2016 (g)(i)                                        $   8,581
                        2,410         Series B, 5.875% due 8/15/2006 (b)(h)                                                   2,523
                        2,590         Series B, 5.875% due 8/15/2013 (b)                                                      2,707
                        1,255         Series F, 5.75% due 2/01/2019 (b)                                                       1,292
                        9,325     New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2006 (f)(h)                9,598
                        7,320     Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%
                                  due 6/01/2022 (a)                                                                           7,925
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 1.0%             2,500     Columbus, Ohio, City School District, GO (School Facilities Construction and
                                  Improvements), 5.25% due 12/01/2027 (f)                                                     2,715
                        2,000     Jackson, Ohio, Hospital Facilities Revenue Bonds (Consolidated Health System-Jackson
                                  Hospital), 6.125% due 10/01/2009 (h)(j)                                                     2,238
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.8%                   Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa
                                  International Airport), AMT (d):
                        1,250         Series A, 6% due 6/01/2020                                                              1,461
                        1,000         Series B, 6% due 6/01/2019                                                              1,095
                        1,000         Series B, 6.125% due 6/01/2026                                                          1,100
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 2.0%           7,500     Portland, Oregon, Sewer System Revenue Bonds, RIB, Series 386, 8.86%
                                  due 8/01/2020 (d)(i)                                                                        9,178
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 8.4%     2,000     Allegheny County, Pennsylvania, Port Authority, Special Transportation Revenue Bonds,
                                  6% due 3/01/2009 (g)(h)                                                                     2,211
                                  Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds (g):
                          680         5.50% due 12/01/2010 (h)                                                                  758
                          120         5.50% due 12/01/2030                                                                      132
                                  Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                  (The School District of Philadelphia Project) (f):
                        6,000         5.25% due 6/01/2025                                                                     6,512
                        2,440         5% due 6/01/2029                                                                        2,551
                       11,750         5% due 6/01/2033                                                                       12,268
                        6,250     Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue Bonds,
                                  Series B, 5.50% due 10/01/2021 (f)                                                          6,903
                        7,170     Philadelphia, Pennsylvania, School District, GO, Series B, 5.625% due 8/01/2012 (d)(h)      8,088
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.6%   $ 2,500     Providence, Rhode Island, GO, Series A, 5.70% due 7/15/2007 (f)(h)                      $   2,657
-----------------------------------------------------------------------------------------------------------------------------------
South                  20,000     Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds,
Carolina - 2.3%                   Sub-Series A-2, 4.915%** due 1/01/2028 (a)                                                  6,844
                        3,800     Spartanburg County, South Carolina, Solid Waste Disposal Facilities Revenue Bonds
                                  (BMW Project), AMT, 7.55% due 11/01/2024                                                    3,951
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 5.7%       15,000     Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                  Corporation), 5.875% due 10/01/2024 (a)                                                    16,664
                        5,000     Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds, AMT,
                                  Series D, 6.25% due 3/01/2018 (a)                                                           5,544
                                  Tennessee HDA, Homeownership Revenue Bonds, AMT, Series 2-C (a):
                        2,075         6.10% due 7/01/2013                                                                     2,132
                        2,390         6.20% due 7/01/2015                                                                     2,474
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 13.0%                     Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), Trust
                                  Certificates, Second Tier, Series B:
                        1,400         5.75% due 1/01/2032                                                                     1,456
                        4,000         6% due 1/01/2023                                                                        4,292
                        1,000     Bell County, Texas, Health Facilities Development Revenue Bonds (Lutheran General
                                  Health Care System), 6.50% due 7/01/2019 (c)                                                1,232
                                  Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                  Bonds, AMT, Series A (d):
                        1,835         5.875% due 11/01/2017                                                                   2,029
                        2,145         5.875% due 11/01/2018                                                                   2,372
                        2,385         5.875% due 11/01/2019                                                                   2,637
                        5,235     Denton, Texas, Utility System Revenue Bonds, RIB, Series 369, 9.36%
                                  due 12/01/2017 (f)(i)                                                                       6,610
                                  Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                  (Good Shepherd Medical Center Project) (j):
                        6,000         6.875% due 10/01/2020                                                                   6,884
                        2,600         6.375% due 10/01/2025                                                                   2,923

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 4,000     Harris County, Houston, Texas, Sports Authority, Revenue Refunding Bonds, Senior Lien,
                                  Series G, 5.75% due 11/15/2020 (g)                                                      $   4,416
                        2,700     Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien, Series B, 5.50%
                                  due 7/01/2030 (f)                                                                           2,909
                        9,250     Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                  (School Building), 5.46%** due 8/15/2028 (d)                                                2,747
                        7,150     North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                  5.125% due 12/15/2035 (g)                                                                   7,558
                        7,200     Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                  Tier, Series A, 5.75% due 8/15/2038 (a)                                                     8,046
                        4,600     Travis County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                  Bonds (Ascension Health Credit), Series A, 6.25% due 11/15/2009 (g)(h)                      5,187
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 3.7%            15,000     Salt Lake City, Utah, Hospital Revenue Refunding Bonds (IHC Hospitals Inc.), 6.30%
                                  due 2/15/2015 (g)                                                                          17,602
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 1.0%         1,000     Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                  Series A, 6.05% due 2/01/2009 (a)                                                           1,083
                        3,100     Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion
                                  Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                                3,411
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 5.6%      10,000     Energy Northwest, Washington, Electric Revenue Bonds, DRIVERS, Series 242, 8.856%
                                  due 7/01/2017 (g)(i)                                                                       12,431
                        2,835     King County, Washington, Sewer Revenue Refunding Bonds, Series B, 5.50%
                                  due 1/01/2027 (f)                                                                           3,094
                        2,400     Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25%
                                  due 12/01/2034 (a)                                                                          2,583
                        7,500     Washington State, GO, Series A and AT-6, 6.25% due 2/01/2011 (f)                            8,267
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.3%    $ 1,475     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25%
                                  due 7/01/2031                                                                           $   1,574
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds  (Cost - $617,535) - 141.2%                                         663,282
-----------------------------------------------------------------------------------------------------------------------------------

                       Shares
                         Held     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                        5,000     Merrill Lynch Institutional Tax-Exempt Fund (n)                                             5,000
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Short-Term Securities (Cost - $5,000) - 1.1%                                          5,000
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost - $622,535 *) - 142.3%                                            668,282

                                  Other Assets Less Liabilities - 0.3%                                                        1,459

                                  Preferred Stock, at Redemption Value - (42.6%)                                           (200,038)
                                                                                                                          ---------
                                  Net Assets Applicable to Common Stock - 100.0%                                          $ 469,703
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 622,535
                                                                      =========
      Gross unrealized appreciation                                   $  46,172
      Gross unrealized depreciation                                        (425)
                                                                      ---------
      Net unrealized appreciation                                     $  45,747
                                                                      =========

** Represents a zero coupon or step-up bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
(a)   AMBAC Insured.
(b)   XL Capital Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   FSA Insured.
(g)   MBIA Insured.
(h)   Prerefunded.
(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

(j)   Radian Insured.
(k)   CIFG Insured.
(l)   Assured Guaranty Insured.
(m) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                  Net                   Dividend
      Affiliate                                 Activity                 Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
         Tax-Exempt Fund                           30                       $ 66
      --------------------------------------------------------------------------

      Forward interest rate swaps outstanding as of July 31, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                     Notional        Unrealized
                                                      Amount        Appreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 3.593% and receive
      a floating rate based on 1-week USD
      Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires August 2015                            $60,000              $  199

      Pay a fixed rate of 3.542% and receive
      a floating rate based on 1-week USD
      Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires October 2015                           $22,000                 208
      --------------------------------------------------------------------------
      Total                                                               $  407
                                                                          ======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Quality Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    MuniYield Quality Fund, Inc.

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    MuniYield Quality Fund, Inc.

Date: September 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer
    MuniYield Quality Fund, Inc.

Date: September 23, 2005